OFFICE AND MISCELLANEOUS (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Advertising, Marketing, and Investor Relations	$642,055	$872,996	$3,915,184	$3,013,764
Compliance fees	27,816	25,410	163,451	127,746
Impairment of accounts receivable	-	-	198,513	-
Contract Work	729,378	79,518	796,725	379,384
Other	206,271	289,275	769,703	827,055
	$1,605,520	$1,267,199	$5,843,576	$4,347,949